Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Reconciliation of Total Interest Cost

A reconciliation of total interest cost to “Interest Expense” as reported in the consolidated statements of operations for 2015 and 2014 is as follows:

	December 31, 2015	December 31, 2014
Interest cost capitalized	$2,268	$—
Interest cost charged to income	9,275	2,259

Total interest cost	$11,543	$2,259